OSTERWEIS EMERGING OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited)

Shares		Value
Common Stocks: 96.6%
Aerospace & Defense: 5.1%
39,090	Axon Enterprise, Inc. [1]	$6,911,112
196,770	Kratos Defense & Security Solutions, Inc. [1]	5,605,977
		12,517,089

Airlines: 2.5%
205,305	Spirit Airlines, Inc. [1]	6,249,484

Biotechnology: 5.9%
43,585	ALX Oncology Holdings, Inc. [1]	2,383,228
25,270	Natera, Inc. [1]	2,868,903
108,445	Replimune Group, Inc. [1]	4,166,457
67,400	Turning Point Therapeutics, Inc. [1]	5,258,548
		14,677,136

Diversified Consumer Services: 2.0%
59,315	Chegg, Inc. [1]	4,929,670

Diversified Telecommunication Services: 1.8%
32,195	Bandwidth, Inc. - Class A [1]	4,440,335

Electronic Equipment, Instruments & Components: 1.8%
121,500	nLight, Inc. [1]	4,408,020

Health Care Equipment & Supplies: 9.5%
83,265	Eargo, Inc. [1]	3,323,106
36,095	Inari Medical, Inc. [1]	3,366,942
29,850	Insulet Corp. [1]	8,194,123
88,545	Tandem Diabetes Care, Inc. [1]	8,624,283
		23,508,454

Health Care Providers & Services: 5.4%
135,865	Accolade, Inc. [1]	7,378,828
100,480	Progyny, Inc. [1]	5,928,320
		13,307,148

Health Care Technology: 1.6%
20,955	Inspire Medical Systems, Inc. [1]	4,049,763

Hotels, Restaurants & Leisure: 8.2%
55,000	Marriott Vacations Worldwide Corp. [1]	8,761,500
58,075	Planet Fitness, Inc. - Class A [1]	4,370,144
46,140	Wingstop, Inc.	7,273,048
		20,404,692

Independent Power & Renewable Electricity Producers: 2.5%
165,535	Sunnova Energy International, Inc. [1]	6,234,048

Internet & Direct Marketing Retail: 4.1%
26,965	Etsy, Inc. [1]	5,550,475
19,175	Fiverr International Ltd. [1]	4,649,746
		10,200,221

IT Services: 1.4%
63,775	DLocal Ltd. [1]	3,350,101

Leisure Products: 2.5%
186,530	Callaway Golf Co.	6,291,657

Machinery: 5.0%
99,000	Kornit Digital Ltd. [1]	12,308,670

Real Estate Management & Development: 3.6%
51,615	FirstService Corp.	8,839,585

Semiconductors & Semiconductor Equipment: 11.5%
108,440	Brooks Automation, Inc.	10,332,163
91,445	MACOM Technology Solutions Holdings, Inc. [1]	5,859,796
22,415	MKS Instruments, Inc.	3,988,749
114,777	Onto Innovation, Inc. [1]	8,383,312
		28,564,020

Software: 14.5%
19,905	Avalara, Inc. [1]	3,220,629
84,285	Cerence, Inc. [1]	8,994,052
19,745	Everbridge, Inc. [1]	2,686,900
54,880	Five9, Inc. [1]	10,064,443
102,530	Rapid7, Inc. [1]	9,702,414
13,295	Sprout Social, Inc. - Class A [1]	1,188,839
		35,857,277

Specialty Retail: 3.8%
89,610	Floor & Decor Holdings, Inc. - Class A [1]	9,471,777

Thrifts & Mortgage Finance: 3.9%
193,265	Meta Financial Group, Inc.	9,785,007

Total Common Stocks
(Cost $185,774,827)		239,394,154

Short-Term Investments: 3.3%
Money Market Funds: 3.3%
8,256,168	Federated Hermes U.S. Treasury Cash Reserves - Class I, 0.006% [2]	8,256,168
Total Money Market Funds
(Cost $8,256,168)		8,256,168
Total Short-Term Investments
(Cost $8,256,168)		8,256,168
Total Investments in Securities: 99.9%
(Cost $194,030,995)		247,650,322
Other Assets in Excess of Liabilities: 0.1%		345,595
Total Net Assets: 100.0%		$247,995,917

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of June 30, 2021.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

The Osterweis Emerging Opportunity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1]	$239,394,154	$–	$–	$239,394,154
Short-Term Investments	8,256,168	–	–	8,256,168
Total Assets:	$247,650,322	$–	$–	$247,650,322

[1] See Schedule of Investments for industry breakouts.